Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 7,102,998
Due after one year through five years, amortized cost	15,800,383
Due after five years through ten years,amortized cost	2,799,710
Due after ten years, amortized cost	1,464,686
Total	27,167,777
Due in one year or less, amortized cost	600,047
Due after one year through five years, amortized cost	3,080,346
Due after five years through ten years, amortized cost	359,690
Due after ten years, amortized cost
Total	4,040,083	3,000,403
Due in one year or less, fair value	7,105,281
Due after one year through five years, fair value	15,814,574
Due after five years through ten years, fair value	2,817,841
Due after ten years, fair value	1,488,974
Total	27,226,670
Due in one year or less, fair value	601,750
Due after one year through five years, fair value	3,091,769
Due after five years through ten years, fair value	364,298
Due after ten years, fair value
Fair value, held-to-maturity securities	4,057,817	3,020,344
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	5,926,354
Due after one year through five years, amortized cost	13,876,023
Due after five years through ten years,amortized cost	2,237,263
Total	22,039,640
Due in one year or less, amortized cost	600,047
Due after one year through five years, amortized cost	3,080,346
Due after five years through ten years, amortized cost	359,690
Due after ten years, amortized cost
Total	4,040,083	3,000,403
Due in one year or less, fair value	5,926,642
Due after one year through five years, fair value	13,882,371
Due after five years through ten years, fair value	2,246,963
Total	22,055,976
Due in one year or less, fair value	601,750
Due after one year through five years, fair value	3,091,769
Due after five years through ten years, fair value	364,298
Due after ten years, fair value
Fair value, held-to-maturity securities	4,057,817	3,020,344
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	30,346
Due after one year through five years, amortized cost	130,751
Due after five years through ten years,amortized cost	80,108
Due after ten years, amortized cost	780
Total	241,985
Due in one year or less, fair value	30,384
Due after one year through five years, fair value	131,438
Due after five years through ten years, fair value	81,952
Due after ten years, fair value	888
Total	244,662
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	43,475
Due after one year through five years, amortized cost	75,005
Due after five years through ten years,amortized cost	39,864
Total	158,344
Due in one year or less, fair value	43,907
Due after one year through five years, fair value	72,142
Due after five years through ten years, fair value	38,432
Total	154,481
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	507,140
Due after one year through five years, amortized cost	211,949
Due after ten years, amortized cost	192
Total	719,281
Due in one year or less, fair value	507,577
Due after one year through five years, fair value	213,355
Due after ten years, fair value	250
Total	721,182
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost	955,291
Total	955,291
Due after ten years, fair value	960,874
Total	960,874
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost	318,955
Total	318,955
Due after ten years, fair value	332,005
Total	332,005
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	4,085
Due after one year through five years, amortized cost	123,455
Due after five years through ten years,amortized cost	31,749
Total	159,289
Due in one year or less, fair value	4,087
Due after one year through five years, fair value	124,981
Due after five years through ten years, fair value	31,836
Total	160,904
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	369,682
Due after one year through five years, amortized cost	1,131,664
Due after five years through ten years,amortized cost	326,861
Due after ten years, amortized cost	186,838
Total	2,015,045
Due in one year or less, fair value	370,157
Due after one year through five years, fair value	1,137,145
Due after five years through ten years, fair value	329,033
Due after ten years, fair value	191,742
Total	2,028,077
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	221,916
Due after one year through five years, amortized cost	251,536
Due after five years through ten years,amortized cost	83,865
Due after ten years, amortized cost	2,630
Total	559,947
Due in one year or less, fair value	222,527
Due after one year through five years, fair value	253,142
Due after five years through ten years, fair value	89,625
Due after ten years, fair value	3,215
Total	¥ 568,509